Transactions With Related Parties - Capitalized Expenses (Table) (Details) (Oceanbulk Maritime S.A., USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Oceanbulk Maritime S.A.
Advances for vessels under construction and acquisition of vessels and other assets
Commission fee for new building vessels (e)	$ 519	$ 0